20. TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2018
Trade Accounts Payable
TRADE ACCOUNTS PAYABLE
	12.31.18	12.31.17
Domestic suppliers
Third parties	4,700.8	4,647.7
Related parties	-	16.6
	4,700.8	4,664.3

Foreign suppliers
Third parties	1,079.4	2,030.7
Related parties	-	-
	1,079.4	2,030.7

(-) Adjustment to present value	(48.0)	(52.8)
	5,732.2	6,642.2

Current	5,552.4	6,445.5
Non-current	179.8	196.8

For the year ended December 31, 2018, the days payable outstanding is 94 days (97 days on December 31, 2017).

On the suppliers’ balance as of December 31, 2018, R$1,301.3 (R$1,787.7 as of December 31, 2017) corresponds to the supply chain finance transactions on which there were no changes in the payment terms and prices negotiated with the suppliers.

The information on accounts payable involving related parties is set forth in note 30. The trade accounts payable to related parties refer to transactions with UP! in domestic market.